Goodwill, Intangible Assets and Acquisitions (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Acquisitions, Goodwill and Intangible Assets
Schedule of the changes in the Group's goodwill by segment

	Advertising &	Value-added
	Marketing	services	Total

	(In thousands)
Balance as of December 31, 2020	$30,899	$30,813	$61,712
Acquisition of the company operating Wuta application	51,034	—	51,034
Currency translation adjustment	499	359	858
Balance as of June 30, 2021	$82,432	$31,172	$113,604

	Advertising &	Value-added
	Marketing	services	Total

	(In thousands)
Balance as of December 31, 2020	$30,899	$30,813	$61,712
Acquisition of the company operating Wuta application	51,034	—	51,034
Acquisition of an E-sports team	—	14,745	14,745
Currency translation adjustment	638	447	1,085
Balance as of September 30, 2021	$82,571	$46,005	$128,576

Table summarizes the Group's intangible assets arising from acquisitions

	As of December 31, 2020			As of June 30, 2021
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

	(In thousands)			(In thousands)
Game related	$127,238	$(2,199)	$125,039	$128,725	$(8,905)	$119,820
Technology	9,544	(4,417)	5,127	10,012	(4,918)	5,094
Trademark and Domain name	12,788	(1,542)	11,246	19,763	(2,792)	16,971
Supplier-relationship	10,253	(4,689)	5,564	10,373	(5,798)	4,575
Others	2,449	(2,449)	—	13,706	(2,989)	10,717
Total	$162,272	$(15,296)	$146,976	$182,579	$(25,402)	$157,177

	As of December 31, 2020			As of September 30, 2021
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

	(In thousands)			(In thousands)
Game related	$127,238	$(2,199)	$125,039	$148,262	$(12,588)	$135,674
Technology	9,544	(4,417)	5,127	10,029	(5,172)	4,857
Trademark and Domain name	12,788	(1,542)	11,246	19,796	(3,595)	16,201
Supplier-relationship	10,253	(4,689)	5,564	10,391	(6,336)	4,055
Others	2,449	(2,449)	—	13,729	(3,760)	9,969
Total	$162,272	$(15,296)	$146,976	$202,207	$(31,451)	$170,756

Schedule of estimated amortization expenses

Year Ended December 31,	(In thousands)
The remainder of 2021	$11,348
2022	22,347
2023	20,858
2024	19,191
2025 and thereafter	83,433
Total expected amortization expense	$157,177

Year Ended December 31,	(In thousands)
The remainder of 2021	$6,166
2022	24,317
2023	22,825
2024	21,156
2025 and thereafter	96,292
Total expected amortization expense	$170,756

A mobile app company
Acquisitions, Goodwill and Intangible Assets
Schedule of consideration of acquisition was allocated based on their fair value of the assets acquired and the liabilities assumed

As of May 1, 2021
(In thousands)
Consideration	$39,540
Fair value of previously held equity interest	26,875
Non-controlling interest	10,811
Total	77,226

Cash and short-term investments acquired	5,786
Other assets acquired	6,801
Identifiable intangible assets acquired	16,495
Goodwill	51,034
Liabilities assumed	(2,890)
Total	$77,226

As of May 1, 2021
(In thousands)
Consideration	$39,540
Fair value of previously held equity interest	26,875
Non-controlling interest	10,811
Total	77,226

Cash and short-term investments acquired	5,786
Other assets acquired	6,801
Identifiable intangible assets acquired	16,495
Goodwill	51,034
Liabilities assumed	(2,890)
Total	$77,226

An E-sports team
Acquisitions, Goodwill and Intangible Assets
Schedule of consideration of acquisition was allocated based on their fair value of the assets acquired and the liabilities assumed

As of August 1, 2021
(In thousands)
Consideration	$30,953

Identifiable intangible assets acquired	19,274
Goodwill	14,745
Liabilities assumed	(3,066)
Total	$30,953